Long-term debt - Interest-bearing status (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Interest-bearing status
Interest-bearing debt	R 108,017	R 80,352
Non-interest-bearing debt	1,437	1,053
Total long-term debt	R 109,454	R 81,405	R 79,877